Fair Value Measurements (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Warrant liability expire date	Jan. 28, 2023	Jan. 28, 2023
Warrant liability - subsidiary	$ 39	$ 24	$ 4,528
Change in fair value of subsidiary warrant liability	$ 15	$ (4,504)
Discount percentage of stock price